Assets and liabilities held for sale - Balance sheet presentation (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Assets and liabilities held for sale
Total assets held for sale	$ 75	$ 4,188
Total liabilities held for sale	32	837
Held for sale
Assets and liabilities held for sale
Total assets held for sale	75	4,188
Total liabilities held for sale	32	837
Held for sale | Other financial liabilities
Assets and liabilities held for sale
Total liabilities held for sale	31	28
Held for sale | Current tax liabilities
Assets and liabilities held for sale
Total liabilities held for sale		14
Held for sale | Life insurance liabilities
Assets and liabilities held for sale
Total liabilities held for sale		447
Held for sale | Provisions
Assets and liabilities held for sale
Total liabilities held for sale	1	35
Held for sale | Deferred tax liabilities
Assets and liabilities held for sale
Total liabilities held for sale		44
Held for sale | Other liabilities
Assets and liabilities held for sale
Total liabilities held for sale		269
Held for sale | Cash and balances with central banks
Assets and liabilities held for sale
Total assets held for sale		7
Held for sale | Loans
Assets and liabilities held for sale
Total assets held for sale		1,015
Held for sale | Other financial assets
Assets and liabilities held for sale
Total assets held for sale	20	19
Held for sale | Life insurance assets
Assets and liabilities held for sale
Total assets held for sale		2,972
Held for sale | Deferred tax assets
Assets and liabilities held for sale
Total assets held for sale		8
Held for sale | Intangible assets
Assets and liabilities held for sale
Total assets held for sale	$ 55
Held for sale | Other assets
Assets and liabilities held for sale
Total assets held for sale		167
Parent Entity
Assets and liabilities held for sale
Total assets held for sale		1,015
Total liabilities held for sale		10
Parent Entity | Held for sale
Assets and liabilities held for sale
Total assets held for sale		1,015
Total liabilities held for sale		10
Parent Entity | Held for sale | Other financial liabilities
Assets and liabilities held for sale
Total liabilities held for sale		3
Parent Entity | Held for sale | Provisions
Assets and liabilities held for sale
Total liabilities held for sale		7
Parent Entity | Held for sale | Loans
Assets and liabilities held for sale
Total assets held for sale		$ 1,015